Net income (loss) per share	12 Months Ended
Dec. 31, 2023
Net income (loss) per share
Net income (loss) per share

18. Net loss per share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss	(205,963)	(610,374)	(222,776)
Net (income) loss attributable to non-controlling interests	(1,505)	843	(9,677)
Net income attributable to redeemable non-controlling interests	(12,362)	(43,759)	(45,969)
Net loss attributable to ordinary shareholders of Baozun Inc.	(219,830)	(653,290)	(278,422)

Net loss per share attributable to ordinary shareholders of Baozun Inc.
Basic	(1.02)	(3.56)	(1.56)
Diluted	(1.02)	(3.56)	(1.56)

Net loss per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	(3.05)	(10.69)	(4.68)
Diluted	(3.05)	(10.69)	(4.68)

Shares (Denominator):
Weighted average number of ordinary shares
Basic	216,370,290	183,274,855	178,549,849
Diluted	216,370,290	183,274,855	178,549,849

During the years ended 2021, 2022 and 2023, the Group had 527,416, 3,751,322 and 8,502,786 outstanding restricted share units and options respectively, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.

In applying the if-converted method, the conversion of the convertible senior notes was not assumed as the effect would have been anti-dilutive.

12,692,328 ordinary shares issued to ADS Borrowers were not considered as outstanding and were excluded from the computation of basic and diluted earnings per share for the year ended December 2021.